Income tax expense and other taxes - Summary of Analysis of the Company's Deferred Tax Assets and Liabilities - Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	$ 11,314	$ 8,695	$ 6,136
Accounts payables [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	461	39,904
Aircraft maintenance [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	909	(3,691)
Pension liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	10,477	10,599
Provisions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	96,151	24,330
Loss Carry Forwards [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)		5,333
Unrecognized deferred tax asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(43,099)
Non monetary items [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(51,621)	(36,626)
Intangible asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(304)	1,159
Other assets and liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(1,660)	$ (32,313)
Variation [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	2,619
Variation [member] | Accounts payables [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(39,443)
Variation [member] | Aircraft maintenance [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	4,600
Variation [member] | Pension liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(122)
Variation [member] | Provisions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	71,821
Variation [member] | Loss Carry Forwards [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(5,333)
Variation [member] | Unrecognized deferred tax asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(43,099)
Variation [member] | Non monetary items [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(14,995)
Variation [member] | Intangible asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(1,463)
Variation [member] | Other assets and liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	$ 30,653